Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost - USD ($)	9 Months Ended		12 Months Ended		24 Months Ended	33 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	May 31, 2021	Feb. 28, 2022	Jun. 01, 2019	May 31, 2019
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	$ 2,282,004		$ 2,266,419		$ 2,266,419	$ 2,282,004	$ 3,848,038	$ 4,069,476
Amount amortized	213,827	$ 314,311	379,358	$ 1,202,259	1,581,619	(1,787,472)
Lease liability	2,282,004		2,266,419		2,266,419	2,282,004	$ 3,848,038	$ 4,069,476
Less: current portion	(311,540)		(287,125)	(336,900)	(287,125)	(311,540)
Lease liability, non-current	1,970,464		1,979,294	$ 1,136,151	1,979,294	1,970,464
Building [Member]
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	2,055,145		2,250,009		2,250,009	2,055,145
Lease liability	2,055,145		$ 2,250,009		$ 2,250,009	2,055,145
Land [Member]
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	218,488					218,488
Lease liability	218,488					218,488
Office Equipment [Member]
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	8,371					8,371
Lease liability	$ 8,371					$ 8,371